Submission	Nov. 15, 2024
Submission [Line Items]
Central Index Key	0000895126
Registrant Name	EXPAND ENERGY Corp
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES